Private Placement (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Private Placement (Details) [Line Items]
Stock price (in Dollars per share)		$ 11.50
Private Placement [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price, shares	655,000	655,000
Stock price (in Dollars per share)	$ 10.00	$ 10.00
Aggregate purchase price (in Dollars)	$ 6,550,000	$ 6,550,000
Sale of additional stock issued		100,000
Private placement, description	Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at an exercise price of $11.50.
Sponsor [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price, shares	555,000	555,000
Sponsor [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Sale of additional stock issued	100,000